Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Employee future benefit plan expense (note 18)	$ (208)	$ (226)
Pension administration expense	(120)	(117)
Investment and other income	3,710	1,034
Other income (loss)	(111)	(62)
Foreign exchange gain (loss)	(420)	(1,078)
Finance income (loss) and other	2,851	(449)
Finance expense	$ (1,434)	$ (503)